SHARE CAPITAL DISCLOSURE: Schedule of changes in Warrants (Tables)	12 Months Ended
Jan. 31, 2025
Tables/Schedules
Schedule of changes in Warrants

	Year ended January 31, 2025		Year ended January 31, 2024
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
Warrants outstanding, beginning	2,453,473	$1.17	4,732,996	$1.14
Warrants issued	2,257,500	$0.12	-	-
Warrants expired	(2,453,473)	$1.17	(2,279,523)	$1.77
Warrants outstanding, ending	2,257,500	$0.12	2,453,473	$1.17